Income Taxes - Schedule of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 149,152		¥ 0	¥ 0
Deferred income tax benefits	(99,044)	$ (15,542)	0	0
Income tax expense	¥ 50,108	$ 7,863	¥ 0	¥ 0